Financial income and financial expense	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Financial income and financial expense	Financial income and financial expense
Financial income

in CHF thousands	2022	2021	2020
Interest income on financial assets held at amortized costs	1,142	99	367
Net foreign exchange gain	717	92	—
Total year ended December 31	1,859	191	367
Financial expense

in CHF thousands	2022	2021	2020
Net foreign exchange loss	—	—	(4,512)
Negative interest on financial assets held at amortized costs	(562)	(495)	(271)
Interest expense on leases	(43)	(53)	(24)
Other financial expenses	(14)	(8)	(9)
Total year ended December 31	(619)	(556)	(4,816)